UNITED STATES
      		SECURITIES AND EXCHANGE COMMISSION
      			FORM 13F



      		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

JUNE 30, 2008

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a
restatement.
				  [     ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
      		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting
Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

Lloyd Moskowitz  New York, New York  AUGUST 12, 2008


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.



		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	89
Form 13F Information Table Value Total:	$268,121

List of Other Included Managers:

No. 13F File Number		Name





 WALTER F. HARRISON, III









            FORM 13F










 AS OF JUNE 30, 2008






                   FORM 13F














Name of Reporting Manager : Walter F. Harrison
III



(SEC USE ONLY)
Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:
Item 7:
Item 8:
Name of Issuer
Title of
Class
CUSIP
Fair Market
Shares of
Investment Discretion
Managers
Voting Authority (Shares)


Number
Value
Principal

(b) Shared

See Instruc. V







Amount
(a)
Sole
As Defined
(c) Shared

(a) Sole
(b) Shared
(c) None










































in Instr. V
Other




ALLIANT TECHSYSTEMS INC CMN
Common
018804104
         8,394,701
             82,560
X


Walter Harrison
X


ALTRIA GROUP INC CMN
Common
02209S103
         2,540,311
           123,556
X


Walter Harrison
X


AMAZON.COM INC CMN
Common
023135106
         3,798,494
             51,800
X


Walter Harrison
X


AMERICA MOVIL SAB DE CV SPONSORED ADR CMN
SERIES L
Common
02364W105
         2,110,000
             40,000
X


Walter Harrison
X


AMERICAN EXPRESS CO.
Common
025816109
         2,252,666
             59,800
X


Walter Harrison
X


AMERICAN TECHNOLOGY CORP (DEL) CMN
Common
030145205
         1,192,752
           644,731
X


Walter Harrison
X


ANALOG DEVICES, INC. CMN
Common
032654105
         2,557,485
             80,500
X


Walter Harrison
X


ANTHRACITE CAPITAL INC CMN
Common
037023108

         2,554,534

           362,860
X


Walter Harrison
X


ASBURY AUTOMOTIVE GROUP, INC. CMN
Common
043436104
         2,546,870
           198,200
X


Walter Harrison
X


BANK OF NEW YORK MELLON CORP
Common
064058100
         6,006,193
           158,768
X


Walter Harrison
X


BIODEL INC CMN
Common
09064M105
            754,000
             58,000
X


Walter Harrison
X


BIRKS & MAYORS INC CMN
Common
090881103
            111,120
             34,725
X


Walter Harrison
X


BJ SERVICES CO. CMN
Common
055482103
         2,009,026
             62,900
X


Walter Harrison
X


BROADCOM CORP CL-A CMN CLASS A
Common
111320107
         3,375,773
           123,700
X


Walter Harrison
X


BUCYRUS INTERNATIONAL INC CMN CLASS A
Common
118759109
         7,280,094
             99,700
X


Walter Harrison
X


BURGER KING HOLDINGS, INC.
Common
121208201
         2,786,160
           104,000
X


Walter Harrison
X


CA INC CMN
Common
12673P105
         3,830,331
           165,887
X


Walter Harrison
X


CENTRAL EUROPEAN MEDIA ENTERPRISE
Common
G20045202
         4,381,652
             48,400
X


Walter Harrison
X


CISCO SYSTEMS, INC. CMN
Common
17275R102
         7,829,316
           336,600
X


Walter Harrison
X


COMCAST CORPORATION CMN CLASS A NON VOTING
Common
20030N200
         2,294,348
           122,300
X


Walter Harrison
X


CORNING INCORPORATED CMN
Common
219350105
         4,580,035
           198,700
X


Walter Harrison
X


COSTCO WHOLESALE CORPORATION CMN
Common
22160K105
         1,458,912
             20,800
X


Walter Harrison
X


CROSSTEX ENERGY, INC. CMN
Common
22765Y104
         3,611,572
           104,200
X


Walter Harrison
X


CVS CAREMARK CORPORATION CMN
Common
126650100
      11,543,400
           291,721
X


Walter Harrison
X


CYBERONICS INC CMN
Common
23251P102
         3,981,125
           183,462
X


Walter Harrison
X


CYPRESS SEMICONDUCTOR CORP CMN
Common
232806109
         1,433,025
             57,900
X


Walter Harrison
X


EMC CORPORATION MASS CMN
Common
268648102
         6,952,777
           473,300
X


Walter Harrison
X


EVEREST RE GROUP LTD CMN
Common
G3223R108
         6,584,046
             82,600
X


Walter Harrison
X


F5 NETWORKS INC CMN
Common
315616102
         1,892,772
             66,600
X


Walter Harrison
X


FANNIE MAE COMMON STOCK CMN
Common
313586109
         2,739,809
           140,431
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A) CMN CLASS A
Common
345550107
         4,842,666
           150,300
X


Walter Harrison
X


GENEVA ACQUISITION CORPORATION 1
UNT=1SHR+2WRN
Common
37185Y203
         1,556,773
           262,083
X


Walter Harrison
X


GENEVA ACQUISITION CORPORATION CMN
Common
37185Y104
              93,660
             16,317
X


Walter Harrison
X


HOLLYWOOD MEDIA CORP CMN
Common
436233100
         2,329,828
           943,250
X


Walter Harrison
X


HOME DEPOT, INC
Common
437076102
         2,430,996
           103,800
X


Walter Harrison
X


ILLUMINA INC CMN
Common
452327109
         2,447,791
             28,100
X


Walter Harrison
X


IMPERIAL CAPITAL BANCORP INC CMN
Common
452680101
         1,542,516
           269,200
X


Walter Harrison
X


INTL GAME TECHNOLOGY CMN
Common
459902102
         1,905,974
             76,300
X


Walter Harrison
X


J. CREW GROUP, INC. CMN
Common
46612H402
         1,554,771
             47,100
X


Walter Harrison
X


KKR FINANCIAL HOLDINGS LLC CMN SERIES  CLASS
Common
48248A306
         1,916,397
           182,514
X


Walter Harrison
X


KRAFT FOODS INC CMN CLASS A
Common
50075N104
         4,649,271
           163,419
X


Walter Harrison
X


LAKES ENTERTAINMENT INC CMN
Common
51206P109
         1,687,224
           256,417
X


Walter Harrison
X


LIBERTY GLOBAL, INC. CMN SERIES C
Common
530555309
         6,244,263
           205,674
X


Walter Harrison
X


LIBERTY MEDIA CORPORATION
Common
53071M500
         5,522,017
           227,900
X


Walter Harrison
X


LIBERTY MEDIA HLDG CORP CMN SERIES A
INTERACTIVE
Common
53071M104
         2,374,618
           160,882
X


Walter Harrison
X


LULULEMON ATHLETICA INC. CMN
Common
550021109
         1,290,264
             44,400
X


Walter Harrison
X


MANNKIND CORPORATION CMN
Common
56400P201
            340,800
           113,600
X


Walter Harrison
X


MASSEY ENERGY COMPANY CMN
Common
576206106
         8,437,500
             90,000
X


Walter Harrison
X


MAXIM INTEGRATED PRODUCTS, INC
Common
57772K101
         3,847,185
           181,900
X


Walter Harrison
X


MBIA INC CMN
Common
55262C100
            450,853
           102,700
X


Walter Harrison
X


MERRILL LYNCH & CO., INC. CMN
Common
590188108
         5,416,924
           170,827
X


Walter Harrison
X


METTLER-TOLEDO INTL CMN
Common
592688105
         7,024,383
             74,050
X


Walter Harrison
X


MICROSOFT CORPORATION CMN
Common
594918104
         4,176,018
           151,800
X


Walter Harrison
X


MONSANTO COMPANY CMN
Common
61166W101
         2,503,512
             19,800
X


Walter Harrison
X


NEW YORK COMMUNITY BANCORP INC CMN
Common
649445103
         1,620,960
             90,861
X


Walter Harrison
X


NEWS CORPORATION, INC. CMN CLASS A
Common
65248E104
         1,794,272
           119,300
X


Walter Harrison
X


NII HOLDINGS, INC. CMN CLASS B
Common
62913F201
         1,795,122
             37,800
X


Walter Harrison
X


NVIDIA CORP CMN
Common
67066G104
         1,770,912
             94,600
X


Walter Harrison
X


OCWEN FINANCIAL CORPORATION CMN
Common
675746309
         2,504,499
           538,602
X


Walter Harrison
X


PFF BANCORP INC CMN
Common
69331W104
            445,252
           412,270
X


Walter Harrison
X


PHILLIP MORRIS INTL INC
Common
718172109
         5,904,871
           119,556
X


Walter Harrison
X


PICO HOLDINGS INC CMN
Common
693366205
         2,394,095
             55,100
X


Walter Harrison
X


PIONEER NATURAL RESOURCES CO CMN
Common
723787107
         3,452,148
             44,100
X


Walter Harrison
X


PULTE HOMES, INC. CMN
Common
745867101
         3,716,217
           385,900
X


Walter Harrison
X


QUALCOMM INC CMN
Common
747525103
         6,850,728
           154,400
X


Walter Harrison
X


QUANTA SERVICES INC CMN
Common
74762E102
         1,254,279
             37,700
X


Walter Harrison
X


RADIAN GROUP INC. CMN
Common
750236101
            324,362
           223,698
X


Walter Harrison
X


RECONDITIONED SYSTEMS INC
Common
756240305
         1,168,176
           365,055
X


Walter Harrison
X


REDWOOD TRUST INC CMN
Common
758075402
         4,683,322
           205,499
X


Walter Harrison
X


RETAIL HOLDRS TRUST MUTUAL FUND
Common
76127U101
                4,534
                     51
X


Walter Harrison
X


RYANAIR HOLDINGS PLC ADR SPONSORED ADR CMN
Common
783513104
         1,502,308
             52,400
X


Walter Harrison
X


SAIC, INC. CMN
Common
78390X101
         2,917,562
           140,200
X


Walter Harrison
X


SALESFORCE.COM, INC CMN
Common
79466L302
            354,796
                5,200
X


Walter Harrison
X


SEATTLE GENETICS INC CMN
Common
812578102
            602,352
             71,200
X


Walter Harrison
X


SHAW GROUP INC CMN
Common
820280105
         2,984,457
             48,300
X


Walter Harrison
X


SHIRE PLC SPONSORED ADR CMN
Common
82481R106
         4,387,309
             89,300
X


Walter Harrison
X


TEL OFFSHORE TRUST CMN
Common
872382106
            300,503
             11,259
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD ADS
Common
881624209
         6,695,914
           146,199
X


Walter Harrison
X


TIME WARNER INC. CMN
Common
887317105
         4,212,080
           284,600
X


Walter Harrison
X


TRANSOCEAN INC. CMN
Common
G90073100
         2,743,020
             18,000
X


Walter Harrison
X


U.S. BANCORP CMN
Common
902973304
         4,023,997
           144,281
X


Walter Harrison
X


UNITEDHEALTH GROUP INCORPORATE*D CMN
Common
91324P102
         1,727,250
             65,800
X


Walter Harrison
X


URBAN OUTFITTERS INC CMN
Common
917047102
            888,915
             28,500
X


Walter Harrison
X


VISA INC.
Common
92826C839
         1,300,960
             16,000
X


Walter Harrison
X


VMWARE INC. CMN CLASS A
Common
928563402
            212,047
                3,937
X


Walter Harrison
X


WILLIS GROUP HOLDINGS LTD CMN
Common
G96655108
         4,053,004
           129,200
X


Walter Harrison
X


WTS/DIME BANCORP INC 0.0000 EXP01/01/2059
LITIGATION TRACKING
Common
25429Q110
              56,245
           190,339
X


Walter Harrison



WTS/GENEVA ACQUISITION CORP 5.0000
EXP02/12/2011
Common
37185Y112
                    395
                2,634
X


Walter Harrison
X


WYNN RESORTS, LIMITED CMN
Common
983134107
         1,504,975
             18,500
X


Walter Harrison
X














Total Market Value


268,121,341







